Real estate properties held for lease, net - Minimum Future Rental Income (Details)	Dec. 31, 2020 USD ($)
Real estate properties held for lease, net
2021	$ 16,115,426
2022	14,280,321
2023	13,368,863
2024	13,726,296
2025 and thereafter	119,415,537
Total	$ 176,906,443